INCOME TAXES - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Tax loss carry forwards	¥ 51,712,895	¥ 48,344,761
Impairment and investment loss of long-term investments	10,848,946	10,598,946
Lease liabilities	7,480,229	8,801,622
Provision for loan receivable and other receivables	4,352,766	2,927,994
Accrued expenses and other payables	2,710,859	2,173,427
Property and equipment, net	583,362	265,165
Total gross deferred income tax assets	77,689,057	73,111,915
Less: valuation allowance	(57,938,666)	(53,311,495)	¥ (47,255,513)	¥ (51,769,696)
Total deferred income tax assets, net	19,750,391	19,800,420
Deferred income tax liabilities:
Intangible assets	7,077,083	10,413,194
Right-of-use assets	7,201,636	8,359,975
Contract cost assets	7,558,291	6,692,073
Total gross deferred income tax liabilities	21,837,010	25,465,242
Net deferred income tax liabilities	¥ 2,086,619	¥ 5,664,822